CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30,	December 31,
	2022	2021
	(Unaudited)
Cash and cash equivalent	$4,885,759	$595,014
Restricted cash - current	1,000,000	1,000,000
Restricted cash - non-current	1,500,000	1,500,000
Total Cash and cash equivalent and Restricted cash	$7,385,759	$3,095,014

As of June 30, 2022 and December 31, 2021, the restricted cash related to (i) cash held in a special account as collateral against a bank loan with amount of $1,000,000 and $1,000,000 respectively, (ii) cash held in a time deposit account at Bank Mandiri’s Jakarta Cut Meutia Branch with amount equal to $1,500,000 and $1,500,000, respectively, used as collateral for the issuance of a bank guarantee related to the implementation of the Company’s contractual commitments for Citarum Block until July 2024.